Financial liabilities - Summary of Long Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of long term borrowings [Line Items]
Total	¥ 21,155,496	¥ 17,074,634
Long-term debt [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	30,611,253	24,333,981
Less - Current portion due within one year	(9,844,870)	(7,648,596)
Total	20,766,384	16,685,384
Long-term debt [Member] | Unsecured loans (principally from bank) [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	6,781,268	5,719,366
Long-term debt [Member] | Secured loans (principally financial receivables securitization) [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	6,458,570	5,266,411
Long-term debt [Member] | Consolidated subsidiaries [Member] | Medium-term notes [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	14,272,962	10,561,816
Long-term debt [Member] | Consolidated subsidiaries [Member] | Unsecured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	1,811,271	1,621,444
Long-term debt [Member] | Consolidated subsidiaries [Member] | Secured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	65,837	37,294
Long-term debt [Member] | Parent [Member] | Unsecured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	¥ 1,221,345	¥ 1,127,650